Stock-Based Compensation (Details 8) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2005	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2010
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 29,647	$ 38,573	$ 31,163
Long-Term Performance Based Plans
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	14,901	16,496	19,088
LTIP 2005
2005 LTIP Terms
Awards vesting period				7 years
Percentage awards vesting per annum during first four years				10.00%
Percentage awards vesting per annum after first four years				20.00%
Share-based expense
Unrecognized compensation expense relating to long-term performance based incentive awards	37,826
Unrecognized non-cash stock-based compensation expense on vested portion	36,621
LTIP 2008
Share-based compensation additional disclosures
Portion vested (as a percent)						100.00%
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	2,719	9,025	18,944
2013 LTIP
Share-based compensation additional disclosures
Percentage of performance goals probable of achievement					20.00%
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	8,137
Other Employee Performance Awards
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	4,045	7,471	144
DISH Network Awards | 2013 LTIP
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Remaining expense estimated to be recognized during 2014	5,460
Estimated contingent expense subsequent to 2014	52,311
Total estimated remaining expense over the term of plan	57,771
DISH Network Awards | Other Employee Performance Awards
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Remaining expense estimated to be recognized during 2014	432
Estimated contingent expense subsequent to 2014	38,817
Total estimated remaining expense over the term of plan	39,249
DISH Network Awards | Held by DISH DBS employees | LTIP 2005
Share-based expense
Unrecognized compensation expense relating to long-term performance based incentive awards	32,251
Unrecognized non-cash stock-based compensation expense on vested portion	31,124
EchoStar awards | Held by DISH DBS employees | LTIP 2005
Share-based expense
Unrecognized compensation expense relating to long-term performance based incentive awards	5,575
Unrecognized non-cash stock-based compensation expense on vested portion	$ 5,497
Stock Options | DISH Network Awards
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	11,938,090	13,018,490	17,640,074				18,447,004
Weighted-Average Exercise Price (in dollars per share)	$ 22.49	$ 18.99	$ 20.38				$ 17.76
Stock Options | DISH Network Awards | Long-Term Performance Based Plans
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	6,468,500	6,400,700	8,022,975
Weighted-Average Exercise Price (in dollars per share)	$ 24.92	$ 18.71	$ 18.89
Stock Options | DISH Network Awards | LTIP 2005
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,878,500
Weighted-Average Exercise Price (in dollars per share)	$ 20.83
Stock Options | DISH Network Awards | 2013 LTIP
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,920,000
Weighted-Average Exercise Price (in dollars per share)	$ 36.53
Stock Options | DISH Network Awards | Other Employee Performance Awards
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	2,670,000
Weighted-Average Exercise Price (in dollars per share)	$ 19.46
Stock Options | DISH Network Awards | Held by DISH DBS employees
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	11,938,090
Stock Options | EchoStar awards | Held by DISH DBS employees
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	542,048
Restricted Stock Units | DISH Network Awards
Outstanding awards pursuant to performance-based stock incentive plans
Restricted Performance Units (in shares)	1,863,165	1,076,748	1,179,709				1,271,984
Restricted Stock Units | DISH Network Awards | Long-Term Performance Based Plans
Outstanding awards pursuant to performance-based stock incentive plans
Restricted Performance Units (in shares)	1,863,165	1,076,748	1,179,709
Restricted Stock Units | DISH Network Awards | LTIP 2005
Outstanding awards pursuant to performance-based stock incentive plans
Restricted Performance Units (in shares)	208,165
Restricted Stock Units | DISH Network Awards | 2013 LTIP
Outstanding awards pursuant to performance-based stock incentive plans
Restricted Performance Units (in shares)	960,000
Restricted Stock Units | DISH Network Awards | Other Employee Performance Awards
Outstanding awards pursuant to performance-based stock incentive plans
Restricted Performance Units (in shares)	695,000
Restricted Stock Units | DISH Network Awards | Held by DISH DBS employees
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,863,165
Restricted Stock Units | EchoStar awards | Held by DISH DBS employees
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	41,622